Investment in an Equity Investee (Tables)	6 Months Ended
Jun. 30, 2024
Investment in an Equity Investee
Summary of an equity investee

	June 30,	December 31,
	2024	2023

	(in US$’000)
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	80,519	48,411

Summary of balance sheets for SHPL

	June 30,	December 31,
	2024	2023

	(in US$’000)
Current assets	237,504	201,025
Non-current assets	69,310	73,939
Current liabilities	(146,504)	(179,649)
Non-current liabilities	(4,026)	(3,687)
Net assets	156,284	91,628

Summary of statements of operations for SHPL

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Revenue	225,208	235,271
Gross profit	166,758	175,750
Interest income	338	438
Finance cost (note (a))	—	(1,022)
Profit before taxation	80,213	84,064
Income tax expense (note (b))	(12,294)	(13,840)
Net income (note (c))	67,919	70,224

Notes:

(a)	Finance cost was from the accretion of the discount recorded on the dividends payable.
(b)

The main entity within the SHPL group has been granted the High and New Technology Enterprise status (the latest renewal of this status covers the years from 2023 to 2025). Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the six months ended June 30, 2024 and 2023.

(c)

Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$152,000 and US$2,000 for the six months ended June 30, 2024 and 2023 respectively.

Summary of reconciliation of the financial information presented to the carrying amount of investment in SHPL

	2024	2023

	(in US$’000)
Opening net assets as at January 1	91,628	141,433
Net income	67,919	70,224
Dividends declared	—	(146,974)
Deemed distribution	(690)	—
Discount on dividends payable	—	3,654
Other comprehensive (loss)/income	(2,573)	1,785
Closing net assets as at June 30	156,284	70,122
Group’s share of net assets	78,142	35,061
Goodwill	2,744	2,795
Elimination of unrealized profits on downstream sales	(367)	(116)
Carrying amount of investment as at June 30	80,519	37,740

Summary of SHPL capital commitments

June 30,
2024
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,361